Organization and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Liquidity

Note 1 – Organization and Liquidity

Organization and Line of Business

Shuttle Pharmaceuticals Holdings, Inc. (“we”, “us”, “our”, the “Company”) was originally formed as Shuttle Pharmaceuticals, LLC in the State of Maryland on December 18, 2012. On August 12, 2016, the Company filed articles of conversion with the State of Maryland to convert from an LLC to a C corporation, at which time the Company changed its name to Shuttle Pharmaceuticals, Inc. (“Shuttle”). In connection with the conversion the Company issued 5,625,000 shares of common stock in exchange for 100% of the outstanding membership interests in Shuttle prior to conversion. On June 4, 2018, Shuttle completed a reverse merger with Shuttle Pharmaceuticals Holdings, Inc. (then known as Shuttle Pharma Acquisition Corp, Inc.), a Delaware corporation, pursuant to which Shuttle, our operating entity, became a wholly owned subsidiary of the Company. All share numbers referenced herein reflect a 1-for-8 reverse split of our common stock on a post-split basis, which was effective as of August 13, 2024 (see Note 2).

The Company’s primary purpose is to develop and commercialize unique drugs for the sensitization of cancers and protection of normal tissues, with the goal of improving outcomes for cancer patients receiving radiation therapy. Shuttle has deployed its proprietary technology to develop novel cancer immunotherapies, producing a pipeline of selective HDAC inhibitors for cancer and immunotherapy applications. The Company’s HDAC platform is designed to target candidate molecules with potential roles in therapeutics beyond cancer, including autoimmune, inflammatory, metabolic, neurological and infectious diseases. The Company’s Ropidoxuridine product, which is used with radiation therapy to sensitize cancer cells, was initially funded by a Small Business Innovation Research (“SBIR”) contract provided by the National Cancer Institute (“NCI”), a unit of the National Institutes of Health (“NIH”). Ropidoxuridine has been further developed though the Company’s collaborations with scientists at the University of Virginia for use in combination with proton therapy to improve patient survival. Historically, and prior to the Company’s initial public offering in September 2022, the Company has obtained funding to develop products through NIH grants, including a product to predict late effects of radiation with metabolite biomarkers and develop prostate cancer cell lines in health disparities research.

The production and marketing of the Company’s products and its ongoing research and development activities will be and are subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any products or combination of products developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the Food and Drug Administration (“FDA”) under the Food, Drug and Cosmetic Act. There can be no assurance that the Company will not encounter problems in its clinical trials that will cause the Company or the FDA to delay or suspend the clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and in other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company now or in the future.

Liquidity and Going Concern

Our unaudited condensed consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $3.8 million and no revenues for the six months ended June 30, 2024 and has working capital of approximately $1.1 million as of June 30, 2024. In addition, the convertible note payable outstanding at June 30, 2024 includes covenants and certain cash payment requirements. On July 12, 2024, the Company informed the investor of its convertible note that the Company’s expected restatement of its financial statements for the years ended December 31, 2022 and 2023 constituted an event of default under the terms of the convertible note. On August 6, 2024, the Company paid $0.6 million to the investor of the convertible note and received a waiver from the investor related to the default. The funds paid are restricted and will be held as collateral to the balance owed under the convertible note (see Note 9). These conditions, and the Company’s ability to comply with such conditions, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

In January 2023, the Company entered into a securities purchase agreement with an institutional investor through which the Company sold a convertible note with a principal value of $4.3 million, along with a four-year warrant to purchase 127,260 shares of common stock, exercisable at $18.80 per share, providing the Company with approximately $3.6 million in net proceeds. To date, the warrant has not yet been exercised. However, the Company’s existing cash resources, marketable securities and the cash received from the equity offering and convertible note are not expected to provide sufficient funds to carry out the Company’s operations and clinical trials through the next twelve months.

The IPO and subsequent capital raise have supported operations, the manufacture of drug product and FDA approval of the IND for the Phase II clinical trial of Ropidoxuridine and radiation therapy in glioblastoma. The FDA recommended and the Company agreed to an expansion of the clinical trial, necessitating additional capital to complete the trial as well as fund ongoing operations. As a result, management had initiated a $4.5 million rights offering and submitted an application for a SBIR grant for non-dilutive funding for pre-clinical project through the NIH. The Company is also currently pursuing other financing. The ability of the Company to continue as a going concern is dependent upon its ability to successfully raise additional equity or debt financing to allow it to fund ongoing operations, conduct clinical trials and bring a drug candidate to commercialization to generate revenues.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments to reflect the future effects on the recoverability and classification of assets or the amounts and classification of liabilities if the Company is unable to continue as a going concern.

Note 1 – Organization and Liquidity

Organization and Line of Business

The Company was formed as Shuttle Pharmaceuticals, LLC, in the State of Maryland on December 18, 2012. On August 12, 2016, the Company filed articles of conversion with the State of Maryland to convert from an LLC to a C corporation, at which time the Company changed its name to Shuttle Pharmaceuticals, Inc. (“Shuttle”). In connection with the conversion the Company issued 5,625,000 shares of common stock in exchange for 100% of the outstanding membership interests in Shuttle prior to conversion. On June 4, 2018, Shuttle completed a reverse merger with Shuttle Pharmaceuticals Holdings, Inc. (then known as Shuttle Pharma Acquisition Corp, Inc.), a Delaware corporation (the “Company”), pursuant to which Shuttle, our operating entity, became a wholly owned subsidiary of the Company.

The Company’s primary purpose is to develop and commercialize unique drugs for the sensitization of cancers and protection of normal tissues, with the goal of improving outcomes for cancer patients receiving radiation therapy. Shuttle has deployed its proprietary technology to develop novel cancer immunotherapies, producing a pipeline of selective HDAC inhibitors for cancer and immunotherapy applications. The Company’s HDAC platform is designed to target candidate molecules with potential roles in therapeutics beyond cancer, including autoimmune, inflammatory, metabolic, neurological and infectious diseases. The Company’s Ropidoxuridine product, which is used with radiation therapy to sensitize cancer cells, was funded by a Small Business Innovation Research (“SBIR”) contract provided by the National Cancer Institute (“NCI”), a unit of the National Institutes of Health (“NIH”). Ropidoxuridine has been further developed though the Company’s collaborations with scientists at the University of Virginia for use in combination with proton therapy to improve patient survival. Historically, and prior to the Company’s initial public offering, the Company has obtained funding to develop products through NIH grants, including a product to predict late effects of radiation with metabolite biomarkers and develop prostate cancer cell lines in health disparities research.

The production and marketing of the Company’s products and its ongoing research and development activities will be and are subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any products or combination of products developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the Food and Drug Administration (“FDA”) under the Food, Drug and Cosmetic Act. There can be no assurance that the Company will not encounter problems in clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and in other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company now or in the future.

Liquidity and Going Concern

Our consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $6.6 million and no revenues for the year ended December 31, 2023 and working capital of approximately $4.6 million as of December 31, 2023. In addition, the convertible note payable outstanding at December 31, 2023 includes covenants and certain cash payment requirements. On July 12, 2024, the Company informed the investor of its convertible note that the Company’s expected restatement of its financial statements for the years ended December 31, 2022 and 2023 constituted an event of default under the terms of the convertible note. On August 6, 2024, the Company paid $0.6 million to the investor of the convertible note and received a waiver from the investor related to the default. The funds paid are restricted and will be held as collateral to the balance owed under the convertible note (see Note 12). These conditions, and the Company’s ability to comply with such conditions, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

In January 2023, the Company entered into a securities purchase agreement with an institutional investor through which the Company sold a convertible note with a principal value of $4.3 million, along with a four-year warrant to purchase 127,260 shares of common stock, exercisable at $18.80 per share, providing the Company with approximately $3.6 million in net proceeds. To date, the warrant has not yet been exercised. However, the Company’s existing cash resources, marketable securities and the cash received from the equity offering and convertible note are not expected to provide sufficient funds to carry out the Company’s operations and clinical trials through the next twelve months.

The IPO and subsequent capital raise have supported operations, the manufacture of drug product and FDA approval of the IND for the Phase II clinical trial of Ropidoxuridine and radiation therapy in glioblastoma. The FDA recommended and the company agreed to an expansion of the clinical trial, necessitating additional capital to complete the trial, as well as fund ongoing operations. As a result, management had initiated a $4.5 million rights offering and submitted an application for a SBIR grant for non-dilutive funding for pre-clinical project through the NIH. The Company is also currently pursuing other financing. The ability of the Company to continue as a going concern is dependent upon its ability to successfully raise additional equity or debt financing to allow it to fund ongoing operations, conduct clinical trials and bring a drug candidate to commercialization to generate revenues.

The accompanying consolidated financial statements do not include any adjustments to reflect the future effects on the recoverability and classification of assets or the amounts and classification of liabilities if the Company is unable to continue as a going concern.

Reverse Stock Split

On August 13, 2024, in order to meet Nasdaq’s minimum bid price requirement of $1.00 per share (the “Minimum Bid Price Requirement”), the Company effectuated a 1-for-8 reverse stock split of its issued and outstanding common stock, rounding up to account for any fractional shares (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the Company’s authorized shares of common stock or preferred stock. Following the reverse stock split on August 13, 2024, the Company had a total of 2,111,235 shares issued and outstanding (or 2,008,689 on a post-split basis as of December 31, 2023). The Reverse Stock Split also resulted in an adjustment to the consolidated balance sheets for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 with an increase to additional paid in capital of $141, $119 and $81, respectively, and an offsetting adjustment to the carrying value of common stock. All share, option, warrant and per share amounts (except our authorized outstanding) have been retroactively restated in these financial statements and related disclosures. The effect of the Reverse Stock Split has been included in Note 2 in the “As Reported” and in Note 11 in the “As Reported” amounts for additional paid in capital.